CONTINGENT LIABILITIES AND COMMITMENTS - Additional Information (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Jun. 29, 2023 GBP (£)	Oct. 21, 2022 GBP (£)
Disclosure of contingent liabilities [line items]
Capital support arrangements, risk-weighted exposures of regulated entities		0.00%
AXA France
Disclosure of contingent liabilities [line items]
Amount claimed by other party | £			£ 552	£ 670
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value | £	£ 0
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €		€ 1,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap | €		€ 40